Note 52 - Accountant Fees And Services - Auditors Remuneration For Audit Services (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	[1]
Auditors Remuneration Abstract
Audits Of The Companies Audited By Firms Belonging To The Deloitte Worldwide Organizartions And Other Reports Related With The Audit	€ 27.2	[2]
Issued By The National Supervisory Bodies Of The Countries In Which The Group Operates Reviewed By Firms Belonging To The Deloitte Worldwide Organization	1.9
Fees For Audits Conducted By Other Firms	€ 0.1

[1]	(**) Regardless of the billed period.
[2]	(*) Including fees pertaining to annual legal audits (€22.6 million).